1. NATURE OF BUSINESS AND OPERATIONS (Details Narrative)	Dec. 31, 2018 ha Leases
Alberta permits [Member]
Number of wells | Leases	3
Land Area (in hectares) | ha	9,800
Peace River [Member]
Land Area (in hectares) | ha	58,368
Number of leases | Leases	56